SUBSEQUENT EVENTS (Details) (parenthetical) - shares	1 Months Ended	3 Months Ended
	Apr. 21, 2016	Jun. 30, 2016
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		23,650,000
Interactive Motion Technologies Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	23,650,000
Subsequent Event [Member] | Interactive Motion Technologies Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	23,650,000